Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Supplemental disclosures of cash flow information
Cash paid for interest	$ 1,161	$ 435
Cash paid for dividends	157	559
Non-cash investing and financing activities:
Accrued preferred stock dividend	391	432
Accrued warrant liability	11,078	4,994
Accrued derivative liability	815	308
Subscription receivable	550	2,039
Conversion of preferred stock into common stock	0	1,203
Conversion of preferred stock derivative balance into common stock	79	7,237
Cashless exercise of warrants	0	4,842
Common stock issued in connection with conversion of debt	$ 229	$ 0